Accounts Receivable Securitization - Additional Information (Detail) - 12 months ended Jun. 30, 2013 - Predecessor € in Thousands, $ in Thousands	USD ($)	EUR (€)	EUR (€)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Discount rate on sale of account receivable	0.21%	0.21%
Interest surcharge of annual receivable sale	1.90%	1.90%
Accounts receivables sold under factoring arrangement	$ 11,127	€ 8,555
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable factoring arrangement to sell on a regular basis	$ 15,608		€ 12,000